Trade Payables And Expense Accruals	12 Months Ended
Dec. 31, 2011
Trade Payables And Expense Accruals [Abstract]
Trade Payables and Expense Accruals

12.      Trade Payables and Expense Accruals:

A summary of trade payables and expense accruals at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Trade payables	$80,960	$13,900
Book overdrafts	92,254	3,177
Cattle purchases payable	31,431	–
Payables related to securities	955	1,878
Accrued compensation, severance and other employee benefits	89,061	66,516
Accrued legal and professional fees	18,364	7,338
Accrued litigation settlement	–	11,229
Taxes other than income	9,207	4,332
Accrued interest payable	35,496	40,250
Other	16,593	18,604
	$374,321	$167,224

At December 31, 2010, the accrued litigation settlement related to an award to the former holders of Premier's bond debt.  In April 2011, Premier entered into an agreement to settle the litigation with its former noteholders for $9,000,000; the remaining liability was reversed and credited to selling, general and other expenses.  All litigation with respect to Premier's chapter 11 restructuring has been settled.